Fair Value Measurement	12 Months Ended
Dec. 31, 2012
Fair Value Measurement
21.	FAIR VALUE MEASUREMENT

ASC subtopic 820-10 (“ASC 820-10”), Fair Value Measurements and Disclosures: Overall, establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1—Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets

Level 2—Include other inputs that are directly or indirectly observable in the marketplace

Level 3—Unobservable inputs which are supported by little or no market activity

ASC 820-10 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Assets and liabilities measured or disclosed at fair value

In accordance with ASC 820-10, the Company measures available-for-sale securities at fair value on a recurring basis. The fair values of the Company’s available-for-sale securities as measured and held-to-maturity securities as disclosed are determined based on the discounted cash flow model using the discount curve of market interest rates.

The Company measures certain financial assets, including equity method investments and cost method investments, at fair value on a nonrecurring basis only if an impairment charge were to be recognized. The Company’s non-financial assets, such as intangible assets, goodwill and fixed assets, would be measured at fair value only if they were determined to be impaired on an other-than-temporary basis.

Assets measured or disclosed at fair value are summarized below (in thousands):

		Fair value measurement or disclosure at December 31, 2011 using
	Total fair value at December 31, 2011	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total Losses
	RMB	RMB	RMB	RMB	RMB
Fair value disclosure
Cash equivalents
Time deposits	2,419,726		2,419,726
Money market fund	192,324	192,324

Short-term investments
Held-to-maturity securities
Fixed-rate investments	9,834,275		9,834,275
Adjustable-rate investments	100,027		100,027

Fair value measurement
Recurring
Short-term investments
Available-for-sale securities
Adjustable-rate investments	102,682		102,682
Nonrecurring
Long-term investments	—			—	(47,886)
Intangible assets	—			—	(8,040)
Goodwill	—			—	(113,011)

Total assets measured at fair value	102,682	—	102,682	—	(168,937)

The Company has no assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2011.

As of December 31, 2011, certain cost and equity method investments, goodwill and intangible assets were measured using significant unobservable inputs (Level 3) and written down from their respective carrying value to fair value of nil, with impairment charges incurred and recorded in earnings for the year then ended.

			Fair value measurement or disclosure at December 31, 2012 using
	Total fair value at December 31, 2012		Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total losses
	RMB	US$	RMB	RMB	RMB	RMB	US$
Fair value disclosure
Cash equivalents
Time deposits	3,034,443	487,062		3,034,443
Money market fund	4,854,278	779,165	4,854,278
Short-term investments
Held-to-maturity securities
Fixed-rate investments	17,086,252	2,742,533		17,086,252
Long-term investments
Fixed-rate held-to-maturity investments	514,614	82,601		514,614
Long-term notes payable	9,420,285	1,512,060	9,420,285

Fair value measurement
Recurring
Short-term investments
Available-for-sale securities Fixed-rate investments	3,514,399	564,100		3,514,399
Adjustable-rate investments	17,073	2,740		17,073
Non-recurring
Long-term investments	—	—			—	(169,180)	(27,155)

Total assets measured at fair value	3,531,472	566,840	—	3,531,472	—	(169,180)	(27,155)

The Company has no assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2012.

As of December 31, 2012, certain cost method investments (Note 4) were measured using significant unobservable inputs (Level 3) and written down from their respective carrying value to fair value of nil, with impairment charges incurred and recorded in earnings for the year then ended.